Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Income (Loss)
Net earnings	$ 19,830	$ 16,353
Other comprehensive income (loss):
Unrealized holding gains on securities available for sale	15,489	275
Reclassification adjustment for (gains) losses on securities available for sale included in net earnings, net	78	(5)
Total other comprehensive income (loss), before income taxes	15,567	270
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gain (losses) on securities available for sale	3,528	63
Reclassification adjustment for (gains) losses on securities available for sale included in net earnings	18	(1)
Reduction in state tax adjustment	99	0
Total income tax expense related to other comprehensive income	3,645	62
Total other comprehensive income, net of tax	11,922	208
Total comprehensive income	$ 31,752	$ 16,561